Cash and cash equivalents and short-term investments (Details Textual)	12 Months Ended
Dec. 31, 2012
Investment Maturity Date	Sep. 04, 2013
Minimum [Member]
Investments Interest Rate	0.25%
Maximum [Member]
Investments Interest Rate	1.40%